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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Cutler Trust

CUTLER EQUITY FUND

CUTLER FIXED INCOME FUND

CUTLER EMERGING MARKETS FUND

SEMI-ANNUAL REPORT

December 31, 2018

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-800-228-8537 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-228-8537. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

THE CUTLER TRUST
TABLE OF CONTENTS

THE CUTLER TRUST
LETTER TO SHAREHOLDERS

To Cutler Trust Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust for the period ended December 31, 2018. The Cutler Trust includes the Cutler Equity Fund, the Cutler Fixed Income Fund, and the Cutler Emerging Markets Fund. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investment.

Most asset classes have enjoyed a relentless bull market since the Great Recession, however 2018 represented somewhat of a “give back.” Two major developments impacted the global investment markets: trade tensions between the two largest economies, and hawkish posturing by the Federal Reserve.

The S&P 500 flirted with a bear market at the end of 2018, which is defined as a 20% drop from the cyclical highs. While the S&P 500 Index did not officially reach this milestone, most equity asset classes did exceed this threshold. Emerging markets achieved bear market status earlier in the year, as negative economic data from China was a drag on global growth. The market stress contributed to Federal Reserve Chairman Jerome Powell changing Fed course and taking a more dovish stance. If progress on global trade can be made, the primary negative factors from 2018 can be resolved in 2019, providing some opportunity for investors going forward.

The Cutler Trust represents asset classes that we feel are diversified representations of global markets. Correlations of domestic large cap stocks, intermediate fixed income and emerging markets should vary. This means that each Fund may be in favor at different times and in different markets. We believe this is a strength in the composition of the Trust assets. Our dividend-based philosophy is a bedrock of our equity investments, with our belief that investments with these income characteristics may provide attractive downside risk protection and total return potential. As we move into a mature phase of this extended bull market, finding return from dividends and traditional value metrics may prove to patient investors an effective way to balance risk and return.

THE CUTLER TRUST
LETTER TO SHAREHOLDERS (Continued)

Thank you for your continued confidence in Cutler. We continue to provide periodic market updates and commentary on our website www.cutler.com. There you can also find sign-up options for our newsletter or periodic webinars. And as always, feel free to call us anytime with questions about your investments.

Best regards,

Erich Patten	Matthew Patten
Chief Investment Officer	Chief Executive Officer

Before investing you should carefully consider the Cutler Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest.

The views in this report were those of the Cutler Funds’ investment adviser as of December 31, 2018 and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Cutler Funds and do not constitute investment advice.

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and S&P 500 Total Return Index

Average Annual Total Returns (for periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Cutler Equity Fund(a)	(6.40%)	6.22%	11.19%
S&P 500 Total Return Index(b)	(4.38%)	8.49%	13.12%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER FIXED INCOME FUND
PERFORMANCE INFORMATION
December 31, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Fixed Income Fund, Bloomberg Barclays Intermediate U.S. Government/Credit Index
and Bloomberg Barclays Short-Term U.S. Government Index

Average Annual Total Returns (for periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Cutler Fixed Income Fund(a)	(1.17%)	0.67%	3.09%
Bloomberg Barclays Intermediate U.S. Government/Credit Index(b)	0.88%	1.86%	2.90%
Bloomberg Barclays Short-Term U.S. Government Index(b)	1.58%	0.82%	1.03%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Bloomberg Barclays Short-Term U.S. Government Index cover intermediate and short-term, respectively, fixed income securities of the U.S government and publicly-issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EMERGING MARKETS FUND
PERFORMANCE INFORMATION
December 31, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Emerging Markets Fund, S&P Emerging BMI Total Return Index*
and MSCI Emerging Markets Index

*

Effective December 31, 2018, the Fund changed its benchmark from the MSCI Emerging Markets Index to the S&P Emerging BMI Total Return Index. This benchmark change was made because the S&P Emerging BMI Total Return Index more precisely reflects the market in which the Fund invests.

CUTLER EMERGING MARKETS FUND
PERFORMANCE INFORMATION
December 31, 2018 (Unaudited)

Average Annual Total Returns (for periods ended December 31, 2018)
	1 Year	3 Years	Since Inception(a)
Cutler Emerging Markets Fund(b)	(13.09%)	4.08%	(2.37%)
S&P Emerging BMI Total Return Index(c)	(13.53%)	9.28%	2.45%
MSCI Emerging Markets Index(d)	(14.57%)	9.25%	2.17%

(a)	The Fund commenced operations on July 1, 2015.
(b)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)

The S&P Emerging BMI Total Return Index captures all companies domiciled in the emerging markets within the S&P Global BMI with a float-adjusted market capitalization of at least USD 100 million meeting 6- and 12-month median value traded requirements. The index is segmented by country/region, size (large, mid and small), style (value and growth), and GICS (sectors/industry groups). The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

(d)

The MSCI Emerging Markets Index captures large and mid cap representation across 24 emerging markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2018 (Unaudited)

Sector Allocation (% of Net Assets)

CUTLER FIXED INCOME FUND
PORTFOLIO INFORMATION
December 31, 2018 (Unaudited)

Asset Allocation (% of Net Assets)

CUTLER EMERGING MARKETS FUND
PORTFOLIO INFORMATION
December 31, 2018 (Unaudited)

Country Allocation (% of Net Assets)

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2018 (Unaudited)
COMMON STOCKS — 97.9%	Shares	Value
Communication Services — 8.6%
Diversified Telecommunication Services — 4.8%
AT&T, Inc.	96,903	$2,765,611
Verizon Communications, Inc.	70,786	3,979,589
		6,745,200
Entertainment — 3.8%
Walt Disney Company (The)	48,992	5,371,973

Consumer Discretionary — 8.6%
Hotels, Restaurants & Leisure — 4.4%
McDonald's Corporation	34,655	6,153,688

Specialty Retail — 4.2%
Home Depot, Inc. (The)	34,575	5,940,677

Consumer Staples — 11.1%
Beverages — 2.6%
PepsiCo, Inc.	33,995	3,755,767

Food & Staples Retailing — 5.7%
Kroger Company (The)	117,971	3,244,202
Walmart, Inc.	51,677	4,813,713
		8,057,915
Household Products — 2.8%
Procter & Gamble Company (The)	42,630	3,918,550

Energy — 6.2%
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	25,000	902,000

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corporation	41,320	4,495,203
Exxon Mobil Corporation	49,563	3,379,701
		7,874,904
Financials — 13.0%
Banks — 2.9%
M&T Bank Corporation	28,340	4,056,304

Capital Markets — 5.7%
BlackRock, Inc.	13,284	5,218,221

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.9% (Continued)	Shares	Value
Financials — 13.0% (Continued)
Capital Markets — 5.7% (Continued)
Northern Trust Corporation	34,000	$2,842,060
		8,060,281
Insurance — 4.4%
Marsh & McLennan Companies, Inc.	41,500	3,309,625
Prudential Financial, Inc.	35,500	2,895,025
		6,204,650
Health Care — 16.4%
Health Care Equipment & Supplies — 7.3%
Becton, Dickinson and Company	27,525	6,201,933
Medtronic plc	46,000	4,184,160
		10,386,093
Pharmaceuticals — 9.1%
Bristol-Myers Squibb Company	71,490	3,716,050
Johnson & Johnson	34,670	4,474,164
Merck & Company, Inc.	60,290	4,606,759
		12,796,973
Industrials — 15.2%
Aerospace & Defense — 2.4%
United Technologies Corporation	32,010	3,408,425

Commercial Services & Supplies — 2.4%
Republic Services, Inc.	48,000	3,460,320

Machinery — 8.3%
Caterpillar, Inc.	41,780	5,308,985
Deere & Company	43,444	6,480,541
		11,789,526
Road & Rail — 2.1%
Union Pacific Corporation	21,000	2,902,830

Information Technology — 13.6%
Semiconductors & Semiconductor Equipment — 9.5%
Intel Corporation	102,465	4,808,682
QUALCOMM, Inc.	61,964	3,526,371
Texas Instruments, Inc.	53,365	5,042,993
		13,378,046
Software — 4.1%
Microsoft Corporation	56,925	5,781,872

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.9% (Continued)	Shares	Value
Materials — 2.6%
Chemicals — 2.6%
DowDuPont, Inc.	69,875	$3,736,915

Utilities — 2.6%
Multi-Utilities — 2.6%
Dominion Energy, Inc.	50,743	3,626,095

Total Common Stocks (Cost $94,950,595)		$138,309,004

MONEY MARKET FUNDS — 2.0%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 2.30% (a) (Cost $2,859,331)	2,859,331	$2,859,331

Total Investments at Value — 99.9% (Cost $97,809,926)		$141,168,335

Other Assets in Excess of Liabilities — 0.1%		136,932

Net Assets — 100.0%		$141,305,267

(a)	The rate shown is the 7-day effective yield as of December 31, 2018.
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS December 31, 2018 (Unaudited)
U.S. TREASURY OBLIGATIONS — 30.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	11/30/19	$250,000	$248,037
U.S. Treasury Notes	1.875%	12/15/20	250,000	247,022
U.S. Treasury Notes	2.375%	03/15/21	250,000	249,336
U.S. Treasury Notes	1.625%	02/15/26	700,000	655,266
U.S. Treasury Notes	1.625%	05/15/26	650,000	606,988
U.S. Treasury Notes	2.000%	11/15/26	500,000	477,285
U.S. Treasury Notes	2.125%	06/30/22	1,000,000	988,125
Total U.S. Treasury Obligations (Cost $3,518,134)				$3,472,059

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.3%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 21.9%
Federal Farm Credit Bank	2.750%	06/26/23	$500,000	$500,375
Federal Farm Credit Bank	2.040%	02/10/25	100,000	93,692
Federal Farm Credit Bank	2.370%	05/01/25	300,000	290,834
Federal Farm Credit Bank	2.360%	06/16/25	310,000	296,367
Federal Farm Credit Bank	2.240%	07/06/27	1,150,000	1,074,168
Federal Farm Credit Bank	2.500%	07/12/27	250,000	235,868
				2,491,304
Federal Home Loan Bank — 20.5%
Federal Home Loan Bank	1.750%	03/29/22	250,000	246,797
Federal Home Loan Bank	1.500%	10/27/22	500,000	494,282
Federal Home Loan Bank	2.125%	03/10/23	350,000	342,828
Federal Home Loan Bank	1.500%	07/27/28	1,000,000	928,679
Federal Home Loan Bank	2.570%	10/06/31	345,000	316,935
				2,329,521
Federal Home Loan Mortgage Corporation — 1.3%
Federal Home Loan Mortgage Corporation	1.500%	10/27/23	150,000	146,364

Private Export Funding Corporation — 3.2%
Private Export Funding Corporation	4.300%	12/15/21	350,000	365,675

U.S. Department of Housing and Urban Development — 1.4%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	153,672

Total U.S. Government Agency Obligations (Cost $5,628,053)				$5,486,536

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 4.2%	Coupon		Maturity	Par Value	Value
Commercial — 0.4%
Banc of America Commercial Mortgage Trust, IO, Series 2004-4	0.415	%(a)	07/01/42	$269,827	$3
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20	4.471	%(a)	10/12/42	200,000	43,651
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21	0.000	%(a)	10/01/44	106,885,948	3,687
					47,341
Federal Home Loan Mortgage Corporation — 0.3%
FHLMC, Pool #J13584	3.500%		11/01/25	21,235	21,524
FHLMC, Series 1963	7.500%		01/01/27	12,766	14,237
					35,761
Federal National Mortgage Association — 2.0%
FANNIEMAE-ACES, IO, Series 2015-M4	0.374	%(a)	07/25/22	12,701,033	134,597
FANNIEMAE-ACES, IO, Series 2014-M13	0.121	%(a)	08/25/24	11,605,517	76,758
FNMA, Pool #899237	5.000%		03/01/22	2,100	2,137
FNMA, Series 2002-93	6.500%		03/01/32	15,423	17,276
					230,768
Government National Mortgage Association — 1.5%
GNMA, IO, Series 2012-114	0.765	%(a)	01/16/53	3,257,779	164,827

Total Mortgage-Backed Securities (Cost $767,297)					$478,697

CORPORATE BONDS — 15.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 3.8%
Dollar General Corporation	4.125%	05/01/28	$150,000	$145,584
Dollar Tree, Inc.	4.000%	05/15/25	150,000	144,203
NVR, Inc.	3.950%	09/15/22	150,000	147,483
				437,270
Financials — 4.9%
Citigroup, Inc.	2.700%	10/27/22	150,000	144,593
Finial Holdings, Inc.	7.125%	10/15/23	250,000	282,649
First American Financial Advisors, Inc.	4.300%	02/01/23	125,000	125,490
				552,732

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 15.2% (Continued)	Coupon		Maturity	Par Value	Value
Health Care — 1.3%
Cigna Corporation	3.250%		04/15/25	$150,000	$142,553

Industrials — 2.5%
Mueller Industries, Inc.	6.000%		03/01/27	150,000	139,500
Textron, Inc. (3MO LIBOR +55)	2.891	%(a)	11/10/20	150,000	148,708
					288,208
Information Technology — 1.4%
S&P Global, Inc.	4.400%		02/15/26	150,000	154,761

Materials — 1.3%
Mosaic Company	3.250%		11/15/22	150,000	146,471

Total Corporate Bonds (Cost $1,762,393)					$1,721,995

MONEY MARKET FUNDS — 1.3%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 2.30% (b) (Cost $150,404)	150,404	$150,404

Total Investments at Value — 99.6% (Cost $11,826,281)		$11,309,691

Other Assets in Excess of Liabilities — 0.4%		49,600

Net Assets — 100.0%		$11,359,291

IO – Interest only strip. Par value shown is notional value, not a true par value (Note 6).
LIBOR – London interbank offered rate
(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securites are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The securities, therefore, do not indicate a reference rate and spread.

(b) The rate shown is the 7-day effective yield as of December 31, 2018.
See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS December 31, 2018 (Unaudited)
COMMON STOCKS — 71.5%	Shares	Value
Brazil — 3.3%
Ambev S.A. - ADR	32,010	$125,479
Banco Bradesco S.A. - ADR	17,319	171,285
TIM Participacoes S.A. - ADR	7,700	118,118
		414,882
Chile — 2.3%
Empresa Nacional de Telecomunicaciones S.A. (a)	17,614	136,980
Viña Concha y Toro S.A.	79,500	155,192
		292,172
China — 4.2%
China Petroleum & Chemical Corporation - ADR	1,600	112,960
PetroChina Company Ltd. - ADR	4,176	257,033
Sinopec Shanghai Petrochemical Company Ltd. - ADR	3,704	159,864
		529,857
Colombia — 1.2%
Grupo de Inversiones Suramericana S.A.	14,983	148,192

Hong Kong — 16.4%
Beijing Enterprises Holdings Ltd. (a)	41,000	217,398
China Overseas Land & Investment Ltd. (a)	59,000	203,419
China Overseas Property Holdings Ltd. (a)	15,666	4,576
China Resources Beer Holdings Company Ltd. (a)	104,000	363,601
China Resources Land Ltd. (a)	68,000	261,572
CITIC Ltd. (a)	107,000	167,901
COSCO SHIPPING Ports Ltd. (a)	12,754	12,539
Hengan International Group Company Ltd. (a)	39,000	283,152
Lenovo Group Ltd. - ADR	8,206	109,960
Shanghai Industrial Holdings Ltd. (a)	69,000	139,495
Sino Biopharmaceutical Ltd. (a)	148,500	97,755
Tingyi (Cayman Islands) Holding Corporation (a)	148,000	198,216
		2,059,584
Indonesia — 4.2%
Indofood Sukses Makmur Tbk. (a)	277,700	143,676
Semen Indonesia Persero Tbk. (a)	263,100	210,149
Telekomunikasi Indonesia Persero Tbk. - ADR	6,514	170,732
		524,557
Korea (Republic of) — 10.3%
AmorePacific Group (a) (b)	710	46,437
Dongbu Insurance Company Ltd. (a)	2,159	136,285
Korea Gas Corporation (a) (b)	3,880	168,093
KT Corporation - ADR	11,956	170,014
LG Corporation (a)	3,275	205,578

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 71.5% (Continued)	Shares	Value
Korea (Republic of) — 10.3% (Continued)
POSCO - ADR	2,676	$147,020
Samsung Electronics Company Ltd. (a)	9,400	327,983
Samsung Fire & Marine Insurance Company Ltd. (a) (b)	370	89,175
		1,290,585
Malaysia — 5.7%
CIMB Group Holdings Berhad (a)	233,288	322,046
Genting Berhad (a)	84,200	124,189
Malayan Banking Berhad (a)	117,176	269,106
		715,341
Mexico — 3.0%
América Móvil S.A.B. de C.V. - Series L - ADR	15,817	225,392
Coca-Cola Femsa S.A.B. de C.V. - Series L	23,837	144,748
		370,140
Philippines — 2.3%
Aboitiz Equity Ventures, Inc. (a)	87,350	91,395
Robinsons Land Corporation (a)	228,364	88,205
Universal Robina Corporation (a)	45,370	109,751
		289,351
South Africa — 6.0%
Liberty Holdings Ltd.	16,865	128,793
Naspers Ltd. - Class N - ADR	6,285	249,232
Sasol Ltd. - ADR	4,502	131,863
Shoprite Holdings Ltd. - ADR	8,803	117,168
Shoprite Holdings Ltd. (a)	10,000	131,944
		759,000
Taiwan Province of China — 9.5%
Cheng Shin Rubber Industry Company Ltd. (a)	54,000	72,126
Compal Electronics, Inc. (a)	238,000	135,540
CTCI Corporation (a)	156,000	226,570
Delta Electronics, Inc. (a)	39,100	165,248
Giant Manufacturing Company Ltd. (a)	21,000	98,974
President Chain Store Corporation (a)	29,000	293,387
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,575	205,773
		1,197,618
Thailand — 1.9%
Charoen Pokphand Foods plc (a)	309,000	235,121

United States — 1.2%
Southern Copper Corporation	4,890	150,465

Total Common Stocks (Cost $8,694,538)		$8,976,865

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)
PREFERRED STOCKS — 6.8%	Shares	Value
Brazil — 5.0%
Companhia Brasileira de Distribuição - ADR (c)	7,000	$145,390
Companhia Paranaense de Energia-Copel - ADR (c)	15,000	117,450
Itau Unibanco Holding S.A. - ADR (c)	28,905	264,192
Telefonica Brasil S.A. - ADR (c)	8,850	105,581
		632,613
Colombia — 0.0% (d)
Grupo de Inversiones Suramericana S.A (c)	183	1,752

Russian Federation — 1.8%
Surgutneftegaz OJSC - ADR (c)	39,980	219,490

Total Preferred Stocks (Cost $753,993)		$853,855

EXCHANGE-TRADED FUNDS — 18.6%	Shares	Value
Columbia India Consumer ETF	11,000	$486,248
iShares China Large-Cap ETF	7,500	293,100
iShares MSCI India ETF	26,800	893,512
iShares MSCI Japan ETF	2,750	139,398
iShares MSCI Taiwan ETF	4,429	140,045
VanEck Vectors India Small-Cap Index ETF	1,890	80,136
VanEck Vectors Vietnam ETF	20,900	308,275
Total Exchange-Traded Funds (Cost $2,349,450)		$2,340,714

MONEY MARKET FUNDS — 2.8%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 2.30% (e) (Cost $345,644)	345,644	$345,644

Total Investments at Value — 99.7% (Cost $12,143,625)		$12,517,078

Other Assets in Excess of Liabilities — 0.3%		42,854

Net Assets — 100.0%		$12,559,932

ADR - American Depositary Receipt.
(a)	Level 2 security (Note 2)
(b)	Non-income producing security.
(c)	Security has a perpetual maturity date.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of December 31, 2018.
See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SUMMARY OF COMMON STOCKS & PREFERRED STOCKS BY SECTOR AND INDUSTRY December 31, 2018 (Unaudited)
Sector/Industry	% of Net Assets
Communication Services — 9.4%
Diversified Telecommunication Services	3.5%
Media	2.0%
Wireless Telecommunication Services	3.9%
Consumer Discretionary — 2.3%
Auto Components	0.5%
Hotels, Restaurants & Leisure	1.0%
Leisure Products	0.8%
Consumer Staples — 19.8%
Beverages	3.4%
Food & Staples Retailing	8.3%
Food Products	5.5%
Personal Products	2.6%
Energy — 4.7%
Oil, Gas & Consumable Fuels	4.7%
Financials — 12.2%
Banks	6.1%
Diversified Financial Services	3.3%
Insurance	2.8%
Health Care — 0.8%
Pharmaceuticals	0.8%
Industrials – 6.8%
Construction & Engineering	1.8%
Industrial Conglomerates	4.9%
Transportation Infrastructure	0.1%
Information Technology — 7.5%
Electronic Equipment, Instruments & Components	1.3%
Semiconductors & Semiconductor Equipment	1.6%
Technology Hardware, Storage & Peripherals	4.6%
Materials – 6.4%
Chemicals	2.4%
Construction Materials	1.7%
Metals & Mining	2.3%
Real Estate — 4.4%
Real Estate Management & Development	4.4%
Utilities — 4.0%
Gas Utilities	4.0%
78.3%

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2018 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
ASSETS
Investments in securities:
At cost	$97,809,926	$11,826,281	$12,143,625
At value (Note 2)	$141,168,335	$11,309,691	$12,517,078
Cash denominated in foreign currency (Cost $26,650)	—	—	26,797
Receivable due from Adviser (Note 3)	—	—	1,509
Receivable for capital shares sold	13,075	609	1,481
Dividends and interest receivable	250,147	71,253	33,631
Other assets	18,867	6,731	3,334
Total assets	141,450,424	11,388,284	12,583,830

LIABILITIES
Payable for capital shares redeemed	9,911	7,962	1,378
Payable to Adviser (Note 3)	83,591	2,401	—
Payable to administrator (Note 3)	18,400	6,000	6,500
Other accrued expenses	33,255	12,630	16,020
Total liabilities	145,157	28,993	23,898

NET ASSETS	$141,305,267	$11,359,291	$12,559,932

NET ASSETS CONSIST OF:
Paid-in capital	$97,544,468	$14,379,591	$12,418,866
Accumulated earnings (deficit)	43,760,799	(3,020,300)	141,066
NET ASSETS	$141,305,267	$11,359,291	$12,559,932

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,735,243	1,340,267	1,417,491

Net asset value, offering price and redemption price per share (Note 2)	$18.27	$8.48	$8.86

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2018 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
INVESTMENT INCOME
Dividend income	$2,096,135	$6,194	$227,971
Interest income	—	148,073 (a)	—
Foreign withholding taxes on dividends	—	—	(23,829)
Total investment income	2,096,135	154,267	204,142

EXPENSES
Investment advisory fees (Note 3)	572,656	29,421	58,216
Administration fees (Note 3)	114,511	36,000	39,000
Shareholder servicing fees (Note 4)	109,863	1	—
Professional fees	26,729	12,218	12,629
Registration and filing fees	11,945	7,756	4,662
Custody and bank service fees	8,181	2,566	10,875
Trustees’ fees and expenses (Note 3)	16,039	1,237	1,474
Pricing costs	604	4,717	7,497
Insurance expense	8,485	840	958
Postage and supplies	5,910	1,891	1,872
Printing of shareholder reports	3,769	2,708	2,456
Other expenses	7,626	6,036	10,834
Total expenses	886,318	105,391	150,473
Less fee reductions by the Adviser (Note 3)	(8,025)	—	(44,315)
Fees voluntarily waived by the Adviser (Note 3)	—	(10,771)	—
Net expenses	878,293	94,620	106,158

NET INVESTMENT INCOME	1,217,842	59,647	97,984

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investment transactions	3,697,023	(393,297)	28,232
Foreign currency transactions	—	—	(1,895)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,311,271)	314,681	(1,078,957)
Foreign currency translation	—	—	541
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(5,614,248)	(78,616)	(1,052,079)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,396,406)	$(18,969)	$(954,095)

(a)	Includes income received from prepayment penalties for IO securities (Note 7).
See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018(a)
FROM OPERATIONS
Net investment income	$1,217,842	$2,149,746
Net realized gains from investment transactions	3,697,023	3,144,331
Net change in unrealized appreciation (depreciation) on investments	(9,311,271)	9,752,282
Net increase (decrease) in net assets from operations	(4,396,406)	15,046,359

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(6,947,751)	(4,038,093)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,724,302	13,365,712
Net asset value of shares issued in reinvestment of distributions to shareholders	6,916,739	4,010,459
Payments for shares redeemed	(9,588,947)	(19,372,054)
Net increase (decrease) from capital share transactions	2,052,094	(1,995,883)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,292,063)	9,012,383

NET ASSETS
Beginning of period	150,597,330	141,584,947
End of period	$141,305,267	$150,597,330

CAPITAL SHARE ACTIVITY
Shares sold	246,398	670,098
Shares reinvested	372,156	199,637
Shares redeemed	(481,302)	(972,289)
Net incerease (decrease) in shares outstanding	137,252	(102,554)
Shares outstanding at beginning of period	7,597,991	7,700,545
Shares outstanding at end of period	7,735,243	7,597,991

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulations S-X, effective November 5, 2018 (Note 2). For the year ended June 30, 2018, distributions to shareholders from net investment income were $2,190,013 and from net realized gains were $1,318,085. As of June 30, 2018, undistributed net investment income was $34,512.

See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018(a)
FROM OPERATIONS
Net investment income (loss)	$59,647	$(143,847)
Net realized losses from investment transactions	(393,297)	(1,056,814)
Net change in unrealized appreciation (depreciation) on investments	314,681	1,111,041
Net decrease in net assets from operations	(18,969)	(89,620)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	131,247	820,313
Payments for shares redeemed	(1,067,478)	(3,486,876)
Net decrease from capital share transactions	(936,231)	(2,666,563)

TOTAL DECREASE IN NET ASSETS	(955,200)	(2,756,183)

NET ASSETS
Beginning of period	12,314,491	15,070,674
End of period	$11,359,291	$12,314,491

CAPITAL SHARE ACTIVITY
Shares sold	15,681	95,575
Shares redeemed	(127,361)	(409,663)
Net decrease in shares outstanding	(111,680)	(314,088)
Shares outstanding at beginning of period	1,451,947	1,766,035
Shares outstanding at end of period	1,340,267	1,451,947

(a)	As of June 30, 2018, accumulated net investment loss was ($140,288).
See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018(a)
FROM OPERATIONS
Net investment income	$97,984	$111,957
Net realized gains (losses) from:
Investment transactions	28,232	(57,515)
Foreign currency transactions	(1,895)	(1,155)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,078,957)	302,541
Foreign currency translation	541	(197)
Net increase (decrease) in net assets from operations	(954,095)	355,631

DISTRIBUTIONS TO SHAREHOLDERS	(171,021)	(116,500)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	829,885	3,604,397
Net asset value of shares issued in reinvestment of distributions to shareholders	171,021	116,500
Payments for shares redeemed	(1,269,232)	(2,118,397)
Net increase (decrease) from capital share transactions	(268,326)	1,602,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,393,442)	1,841,631

NET ASSETS
Beginning of period	13,953,374	12,111,743
End of period	$12,559,932	$13,953,374

CAPITAL SHARE ACTIVITY
Shares sold	87,811	355,893
Shares reinvested	19,346	11,708
Shares redeemed	(139,537)	(203,910)
Net increase (decrease) in shares outstanding	(32,380)	163,691
Shares outstanding at beginning of period	1,449,871	1,286,180
Shares outstanding at end of period	1,417,491	1,449,871

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulations S-X, effective November 5, 2018 (Note 2). For the year ended June 30, 2018, distributions to shareholders from net investment income were $116,500. As of June 30, 2018, undistributed net investment income was $21,783.

See accompanying notes to financial statements.

CUTLER EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2018		Years Ended June 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$19.82		$18.39		$17.15	$17.06	$17.33	$14.94

Income (loss) from investment operations:
Net investment income	0.16		0.28		0.28	0.30	0.25	0.22
Net realized and unrealized gains (losses) on investments	(0.77)		1.68		1.42	0.88	0.02	2.47
Total from investment operations	(0.61)		1.96		1.70	1.18	0.27	2.69

Less distributions from:
Net investment income	(0.17)		(0.28)		(0.29)	(0.28)	(0.25)	(0.22)
Net realized gains	(0.77)		(0.25)		(0.17)	(0.81)	(0.29)	(0.08)
Total distributions	(0.94)		(0.53)		(0.46)	(1.09)	(0.54)	(0.30)

Net asset value at end of period	$18.27		$19.82		$18.39	$17.15	$17.06	$17.33

Total return (a)	(3.15	%)(b)	10.63%		9.97%	7.40%	1.49%	18.13%

Net assets at end of period (000’s)	$141,305		$150,597		$141,585	$132,136	$122,739	$122,230

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.15	%(c)(d)	1.15	%(d)	1.14%	1.15%	1.15%	1.15%

Ratio of net investment income to average net assets	1.60	%(c)	1.41%		1.54%	1.79%	1.42%	1.37%

Portfolio turnover rate	3	%(b)	10%		5%	11%	14%	8%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Absent advisory fee reductions, the ratio of expenses to net assets would have been 1.16%(c) and 1.16% for the periods ended December 31, 2018 and June 30, 2018, respectively (Note 3).
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2018		Years Ended June 30,
	(Unaudited)		2018		2017		2016		2015		2014
Net asset value at beginning of period	$8.48		$8.53		$9.69		$10.18		$10.01		$9.98

Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.11)		0.25		0.79		0.49		0.05
Net realized and unrealized gains (losses) on investments	(0.05)		0.06		(0.72)		(0.50)		(0.12)		0.17
Total from investment operations	0.00		(0.05)		(0.47)		0.29		0.37		0.22

Less distributions from:
Net investment income	—		—		(0.69)		(0.78)		(0.20)		(0.14)
Net realized gains	—		—		—		—		—		(0.05)
Total distributions	—		—		(0.69)		(0.78)		(0.20)		(0.19)

Net asset value at end of period	$8.48		$8.48		$8.53		$9.69		$10.18		$10.01

Total return (a)	0.00	%(b)	(0.59%)		(5.02%)		2.91%		3.65%		2.26%

Net assets at end of period (000’s)	$11,359		$12,314		$15,071		$18,289		$17,431		$14,941

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.61	%(c)(d)	1.65	%(d)	1.46%		1.36%		1.41%		1.52%

Ratio of net investment income (loss) to average net assets	1.01	%(c)(e)	(1.04	%)(e)	2.91	%(e)	8.42	%(e)	4.95	%(e)	0.61%

Portfolio turnover rate	11	%(b)	36%		24%		71%		85%		55%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)

Ratio was determined after voluntary advisory fee waivers by the Adviser. If such fee waivers had not occurred, the ratio would have been 1.79%(c) and 1.65% for the periods ended December 31, 2018 and June 30, 2018, respectively (Note 3).

(e)

Ratio includes income from prepayment penalties received for IO securities of 0.91%(c), 3.75%, 11.29%, 6.90% and 4.57% of average daily net assets for the periods ended December 31, 2018, June 30, 2018, 2017, 2016 and 2015, respectively (Note 7).

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017		Period Ended June 30, 2016(a)
Net asset value at beginning of period	$9.62		$9.42	$8.38		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.07	0.06		0.10
Net realized and unrealized gains (losses) on investments	(0.71)		0.21	1.03		(1.65)
Total from investment operations	(0.64)		0.28	1.09		(1.55)

Less distributions from:
Net investment income	(0.12)		(0.08)	(0.05)		(0.07)

Net asset value at end of period	$8.86		$9.62	$9.42		$8.38

Total return (b)	(6.68	%)(c)	2.95%	13.14%		(15.43	%)(c)

Net assets at end of period (000’s)	$12,560		$13,953	$12,112		$8,128

Ratios/supplementary data:

Ratio of total expenses to average net assets	2.20	%(e)	2.07%	2.60%		3.85	%(e)

Ratio of net expenses to average net assets (d)	1.55	%(e)	1.55%	1.56	%(f)	1.55	%(e)

Ratio of net investment income to average net assets (d)	1.43	%(e)	0.78%	0.72%		1.56	%(e)

Portfolio turnover rate	5	%(c)	2%	15%		10	%(c)

(a)	Represents the period from the commencement of operations (July 2, 2015) through June 30, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).
(e)	Annualized.
(f)	Includes federal excise taxes of 0.01% of average net assets with respect to the year ended June 30, 2017.
See accompanying notes to financial statements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1. Organization

Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

Cutler Equity Fund seeks current income and long-term capital appreciation.

Cutler Fixed Income Fund seeks to achieve high income over the long-term.

Cutler Emerging Markets Fund seeks current income and long-term capital appreciation.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with GAAP.

New Accounting Pronouncements — In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-18 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Securities Valuation — Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their NAVs. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 because the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2018 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$138,309,004	$—	$—	$138,309,004
Money Market Funds	2,859,331	—	—	2,859,331
Total	$141,168,335	$—	$—	$141,168,335

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,472,059	$—	$3,472,059
U.S. Government Agency Obligations	—	5,486,536	—	5,486,536
Mortgage-Backed Securities	—	478,697	—	478,697
Corporate Bonds	—	1,721,995	—	1,721,995
Money Market Funds	150,404	—	—	150,404
Total	$150,404	$11,159,287	$—	$11,309,691

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,199,283	$5,777,582	$—	$8,976,865
Preferred Stocks	835,855	—	—	835,855
Exchange-Traded Funds	2,340,714	—	—	2,340,714
Money Market Funds	345,644	—	—	345,644
Total	$6,739,496	$5,777,582	$—	$12,517,078

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities held by the Funds as of December 31, 2018.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Common Expenses — Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned and prepayment fee income, if any, is recorded upon receipt of such income, as that is when information surrounding these transactions become known. Discounts and premiums on fixed income securities are amortized using the effective interest method over the estimated lives of the securities. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends and foreign capital gains taxes, when applicable, have been recorded in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — Assets and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. on the respective date of such transactions.

C.

The Funds do not isolate that portion of the results of operations caused by fluctuations in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from: (1) purchases and sales of foreign currencies; (2) currency gains or losses realized between the trade and settlement dates on securities transactions; and (3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, excluding changes in foreign exchange rates on investments as discussed in Note 2. C. above, that result from changes in exchange rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of Cutler Equity Fund and Cutler Fixed Income Fund and are declared and paid annually to shareholders of Cutler Emerging Markets Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Funds during the periods ended December 31, 2018 and June 30, 2018 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Equity Fund	12/31/2018	$1,243,956	$5,703,795	$6,947,751
	6/30/2018	$2,123,374	$1,915,091	$4,038,465
Cutler Emerging Markets Fund	12/31/2018	$171,021	$—	$171,021
	6/30/2018	$157,460	$—	$157,460

Cutler Fixed Income Fund did not pay any distributions during the periods ended December 31, 2018 and June 30, 2018.

Federal income tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2018:

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
Tax cost of portfolio investments	$97,824,102	$11,986,495	$12,171,262
Gross unrealized appreciation	$48,212,467	$39,056	$1,299,669
Gross unrealized depreciation	(4,868,234)	(715,860)	(953,853)
Net unrealized appreciation (depreciation) on investments	43,344,233	(676,804)	345,816
Accumulated ordinary income (loss)	8,398	(21,891)	(31,355)
Capital loss carryforwards	—	(1,971,173)	(201,628)
Other gains (losses)	408,168	(350,432)	28,233
Accumulated earnings (deficit)	$43,760,799	$(3,020,300)	$141,066

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund, losses deferred due to wash sales and amortization of bond premiums and discounts for Cutler Fixed Income Fund and losses deferred due to wash sales and holdings classified as passive foreign investment companies (PFICs) for Cutler Emerging Markets Fund.

As of June 30, 2018, Cutler Fixed Income Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $296,359 and $1,674,814, respectively. As of June 30, 2018, Cutler Emerging Markets Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $103,849 and $97,779, respectively. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Transactions with Related Parties

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to Investment Advisory Agreements, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund pay the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75%, 0.50% and 0.85%, respectively, of average daily net assets.

The Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until October 31, 2019, to reduce its advisory fees and to pay the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to the extent necessary to limit annual ordinary operating expenses to 1.15% and 1.55%, respectively, of average daily net assets. (Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses.) Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds’ obligation, are subject to repayment by the Funds, provided that the repayment does not cause the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to exceed the annual expense limit of 1.15% and 1.55%, respectively, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the period ended December 31, 2018, the Adviser reduced its advisory fees by $8,025 and $44,315 for Cutler Equity Fund

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

and Cutler Emerging Markets Fund, respectively. During the period ended December 31, 2018, the Adviser voluntarily waived $10,771 of its investment advisory fees from Cutler Fixed Income Fund. This amount is not subject to recapture in future periods.

As of December 31, 2018, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	June 30, 2019	June 30, 2020	June 30, 2021	December 31, 2021	Total
Cutler Equity Fund	$—	$—	$12,154	$8,025	$20,179
Cutler Emerging Markets Fund	56,290	100,955	74,399	44,315	275,959

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

4. Shareholder Service Plan

Each Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of its average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the period ended December 31, 2018, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund paid $109,863, $1 and $0, respectively, for such services.

5. Securities Transactions

During the period ended December 31, 2018, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $4,029,586 and $9,563,534, respectively, for Cutler Equity Fund; $294,997

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

and $1,399,030, respectively, for Cutler Fixed Income Fund; and $607,989 and $755,073, respectively, for Cutler Emerging Markets Fund. During the period ended December 31, 2018, cost of purchases and proceeds from sales and maturities of U.S. government securities totaled $972,344 and $7,251, respectively, for Cutler Fixed Income Fund.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Risks Associated with Mortgage-Backed Securities

Cutler Fixed Income Fund invests in mortgage-backed securities, which are subject to default risk and prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. As of December 31, 2018, 3.3% of the value of Cutler Fixed Income Fund’s net assets were invested in IO classes of various SMBS. Payments received from IOs are included in interest income on the Fund’s Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Fund’s Statement of Operations. Additionally, any prepayment penalties received from an IO are included in interest income on the Fund’s Statement of Operations. During the period ended December 31, 2018, $53,550 of prepayment penalties on IOs was received by Cutler Fixed Income Fund.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Risks Associated with Emerging Markets

In seeking to meet its investment objective, under normal conditions, at least 80% of Cutler Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the Adviser’s long standing dividend focused investment philosophy. Accordingly, Cutler Emerging Markets Fund is subject to the following investment risks:

Foreign Investment Risk — Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Emerging Markets Risk — The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact Cutler Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk — Because Cutler Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2018 through December 31, 2018).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Net Expense Ratio (a)	Expenses Paid During Period (b)
Cutler Equity Fund
Based on Actual	$ 1,000.00	$ 968.50	1.15%	$ 5.71
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.41	1.15%	$ 5.85
Cutler Fixed Income Fund
Based on Actual	$ 1,000.00	$ 1,000.00	1.61%	$ 8.12
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.09	1.61%	$ 8.19
Cutler Emerging Markets Fund
Based on Actual	$ 1,000.00	$ 933.20	1.55%	$ 7.55
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.39	1.55%	$ 7.88

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, muliplied by 184/365 (to reflect the one-half year period).

THE CUTLER TRUST
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Funds’ portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov.

Rev. August 2010

Privacy Notice

FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 ● (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 6, 2019

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	March 6, 2019

*	Print the name and title of each signing officer under his or her signature.